Equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ (2,029)	€ 3,202
- adjustments to comply with Group accounting policies, Net profit	(1,722)	(2,266)
- elimination of unrealized intercompany profits, Net profit	80	86
- deferred taxation, Net profit	176	566
Profit (loss)	2,764	4,860	€ 13,961
Non-controlling interest, Net profit	(140)	(89)	(74)
Profit (loss), attributable to owners of parent	2,624	4,771	13,887
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	4,338	(814)
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	153	153
- adjustments to comply with Group accounting policies, Shareholders' equity	1,240	3,774
- elimination of unrealized intercompany profits, Shareholders' equity	(537)	(437)
- deferred taxation, Shareholders' equity	(281)	(51)
Equity.	55,648	53,644	€ 55,230	€ 44,519
Non-controlling interest	(2,863)	(460)
As recorded in Consolidated Financial Statements, Shareholders' equity	52,785	53,184
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	6,419	3,272
Equity.	€ 50,735	€ 51,019